                               ING PARTNERS, INC.

         ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO ("PORTFOLIO")

                        Supplement Dated October 19, 2005
   to the Service Class ("S Class") and Adviser Class ("ADV Class") Prospectus
                  and the Initial Class ("I Class") Prospectus
                              Dated April 29, 2005

      Pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, Davis Selected Advisers, L.P. ("Davis") has been appointed to replace Salomon Brothers Asset Management Inc as Sub-Adviser to the Portfolio effective October 31, 2005.

      In connection with this Sub-Adviser change, the new name of the Portfolio will be "ING Davis Venture Value Portfolio." Effective October 31, 2005, all references to "ING Salomon Brothers Fundamental Value Portfolio" and "Salomon Brothers Asset Management Inc" will be deleted and replaced with "ING Davis Venture Value Portfolio" and "Davis Selected Advisers, L.P.," respectively.

      Effective October 31, 2005, the I Class Prospectus and the S Class and ADV Class Prospectus are supplemented to reflect the new sub-advisory arrangement:

   1. The sub-sections entitled "Investment Objective," "Principal Investment Strategies" and the list of principal risks found within "Principal Risks of Investing in the Portfolio" under the section entitled "Portfolio Summaries - ING Salomon Brothers Fundamental Value" will be deleted in their entirety and replaced with the following:

      INVESTMENT OBJECTIVE

         Long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

      PRINCIPAL INVESTMENT STRATEGIES

         Under normal circumstances, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Portfolio has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities.

         Davis performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value.

         Over the years, Davis has developed a list of characteristics that it believes allow companies to expand earnings over the long term and manage risk to enhance their potential for superior long-term returns. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate a majority or an appropriate mix of these characteristics.

            FIRST CLASS MANAGEMENT

            -  Proven track record
            -  Significant personal ownership in business
            -  Intelligent allocation of capital
            - Smart application of technology to improve business and lower costs

            STRONG FINANCIAL CONDITION AND PROFITABILITY

            -  Strong balance sheet
            -  Low cost structure / low debt
            -  High after-tax returns on capital
            -  High quality of earnings

            STRATEGIC POSITIONING FOR THE LONG TERM

            -  Non-obsolescent products / services
            -  Dominant or growing market share in a growing market
            -  Global presence and brand names

         Davis emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis routinely visits managers at their places of business in order to gain insight into the relative value of different businesses.

         The Portfolio is not diversified, which means that it may invest a higher percentage of its assets in any one issuer than a diversified portfolio would. This may magnify the Portfolio's losses from events affecting a particular issuer. However, Davis seeks to diversify the Portfolio's investments across industries, which may help reduce this risk.

         Davis may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

      PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

                              DIVERSIFICATION RISK
                              FOREIGN MARKETS RISK
                                  HEADLINE RISK
                               INDUSTRY FOCUS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SMALL AND MID-CAP RISK
                                   STOCK RISK

   2. Effective October 31, 2005, the Portfolio's primary benchmark will change from the Russell 3000(R) Index to Standard and Poor's 500 Composite
      Stock Price Index.

   3. Effective October 31, 2005, the advisory fee for the Portfolio is reduced. The information relating to the Portfolio in the table entitled "Portfolio Fees and Expenses - Annual Portfolio Operating Expenses" and the corresponding table entitled "Example" for the I Class Shares on pages 38 and 39, respectively, of the I Class Prospectus, for the S Class Shares on pages 39 and 40, respectively, of the S Class and ADV Class Prospectus, and for the ADV Class Shares on pages 41 and 42, respectively, of the S Class and ADV Class Prospectus is replaced with the following:

      I CLASS PROSPECTUS

      I CLASS SHARES - ANNUAL PORTFOLIO OPERATING EXPENSES

                                                                          GROSS                         TOTAL NET
                                                                          ANNUAL                         ANNUAL
                           MANAGEMENT    DISTRIBUTION     OTHER          OPERATING      WAIVERS AND     OPERATING
                              FEE        (12b-1) FEES    EXPENSES        EXPENSES      REIMBURSEMENTS   EXPENSES
-----------------------------------------------------------------------------------------------------------------
Davis Venture Value          0.80%           --            0.10%           0.90%            --            0.90%

      EXAMPLE

                                                      1 YEAR           3 YEARS           5 YEARS         10 YEARS
   --------------------------------------------------------------------------------------------------------------
   Davis Venture Value                                $ 92               287               498              1,108

      S CLASS AND ADV CLASS PROSPECTUS

      S CLASS SHARES - ANNUAL PORTFOLIO OPERATING EXPENSES

                                               OTHER EXPENSES
                                         -------------------------    GROSS                       TOTAL NET
                                            ADMIN     SHAREHOLDER     ANNUAL                         ANNUAL
               MANAGEMENT   DISTRIBUTION   SERVICES    SERVICES     OPERATING      WAIVERS AND     OPERATING
                  FEE       (12b-1)FEES      FEE         FEE         EXPENSES    REIMBURSEMENTS     EXPENSES
   ----------------------------------------------------------------------------------------------------------
   Davis
   Venture
   Value         0.80%         --           0.10%        0.25%         1.15%           --              1.15%

      EXAMPLE

                                                      1 YEAR           3 YEARS           5 YEARS         10 YEARS
-----------------------------------------------------------------------------------------------------------------
Davis
Venture
Value                                                 $ 117              365               633              1,398


      S CLASS AND ADV CLASS PROSPECTUS

      ADV CLASS SHARES - ANNUAL PORTFOLIO OPERATING EXPENSES


                                               OTHER EXPENSES
                                         -------------------------    GROSS                        TOTAL NET
                                            ADMIN     SHAREHOLDER     ANNUAL                         ANNUAL
               MANAGEMENT   DISTRIBUTION   SERVICES    SERVICES     OPERATING      WAIVERS AND     OPERATING
                  FEE       (12b-1)FEES      FEE         FEE         EXPENSES    REIMBURSEMENTS     EXPENSES
-------------------------------------------------------------------------------------------------------------
Davis
Venture
Value            0.80%         0.25%        0.10%        0.25%         1.40%           --             1.40%

      EXAMPLE

                                                      1 YEAR           3 YEARS           5 YEARS         10 YEARS
-----------------------------------------------------------------------------------------------------------------
Davis Venture Value                                   $ 143              443               766              1,680

   4. The Portfolio's "Summary of Principal Risks" section, beginning on page 40 of the I Class Prospectus and beginning on page 43 of the S Class and ADV Class Prospectus, is amended to add the following additional risk:

         HEADLINE RISK. To take advantage of an attractive valuation, a Portfolio may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

   5. The section entitled "Additional Information About Investment Strategies - ING Salomon Brothers Fundamental Value" on page 48 of the I Class Prospectus and on page 51 of the S Class and ADV Class Prospectus will be deleted in its entirety and replaced with the following:

         PRINCIPAL INVESTMENT STRATEGIES. Davis performs extensive research to identify well-managed businesses with durable business models that can be purchased at attractive valuation relative to their intrinsic value. Under normal circumstances, the Portfolio invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The portfolio has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities.

         Over the years, Davis has developed a list of characteristics that it believes allow companies to expand earnings over the long term and manage risk to enhance their potential for superior long-term returns. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate a majority or an appropriate mix of these characteristics.

         Davis' investment philosophy is not based on momentum, market-timing, or investment fads. Davis uses top-down and bottom-up research to identify long-term growth trends and evaluates risk on a company-by-company basis. Davis also seeks companies that demonstrate longevity and proven owner-oriented management, among other attributes.

   6. Reference to "ING Salomon Brothers Fundamental Value Portfolio" in the section entitled "Management of the Portfolios" on page 50 of the I Class Prospectus and on page 53 of the S Class and ADV Class Prospectus, is deleted and replaced with the following:

             PORTFOLIO                  FEE (AS A % OF AVERAGE DAILY NET ASSETS)
      --------------------------------------------------------------------------
      ING Davis Venture Value                           0.80%

   7. The following is inserted into the sub-section entitled "Sub-Advisers" beginning on page 54 of the I Class Prospectus and beginning on page 57 of the S Class and ADV Class Prospectus:

         ING Davis Venture Value Portfolio. The Adviser has engaged Davis Selected Advisers, L.P. ("Davis"), 2949 East Elvira Road, Suite 101, Tucson AZ 85706, as Sub-Adviser to ING Davis Venture Value Portfolio. Davis also serves as investment adviser for other mutual funds and institutional and individual clients. Davis has been an investment adviser since 1969, and as of May 31, 2005, managed approximately $48 billion in assets.

         Christopher C. Davis and Kenneth C. Feinberg are primarily responsible for the day-to-day management of ING Davis Venture Value Portfolio. Mr. Davis has served as a Portfolio Manager of ING Davis Venture Value Portfolio since October 2005, and also manages other equity funds advised or sub-advised by Davis. Mr. Davis has served as a research analyst and portfolio manager with Davis since 1989 and has served as Chief Executive Officer of Davis since 2000. Kenneth C. Feinberg has served as a Portfolio Manager of ING Davis Venture Value Portfolio since October 2005, and also manages other equity funds advised or sub-advised by Davis. Mr. Feinberg started with Davis as a research analyst in December 1994.

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING PARTNERS, INC.

         ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO ("PORTFOLIO")

                        Supplement Dated October 19, 2005
             to the Initial Class, Adviser Class, and Service Class
                   Statement of Additional Information ("SAI")
                              Dated April 29, 2005

      Pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, Davis Selected Advisers, L.P. ("Davis") has been appointed to replace Salomon Brothers Asset Management Inc as Sub-Adviser to the Portfolio effective October 31, 2005.

      In connection with this sub-adviser change, the new name of the Portfolio will be "ING Davis Venture Value Portfolio." Effective October 31, 2005, all references to "ING Salomon Brothers Fundamental Value Portfolio" and "Salomon Brothers Asset Management Inc" will be deleted and replaced with "ING Davis Venture Value Portfolio" and "Davis Selected Advisers, L.P.," respectively.

      Effective October 31, 2005, the SAI is supplemented to reflect the new sub-advisory arrangement:

      1. The section entitled "Investment Advisory and Other Services - Approval of Investment Advisory and Sub-Advisory Agreements" relating to the Portfolio on page 77, will be deleted in its entirety and replaced with the following:

         ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO

            In its renewal deliberations on October 20, 2004, for the Portfolio, the Board considered that: (1) the management fee for the Portfolio is above the average management fee of its Selected Peer Group; (2) the expense ratio of the Portfolio is above the average expense ratio of its Selected Peer Group; and (3) the Portfolio outperformed its Selected Peer Group median return for the one-year period, but underperformed its primary benchmark index for the one-year period.

            After deliberations based on the above-listed factors, the Board renewed the Investment Management Agreement and Sub-Advisory Agreement for the Portfolio because, among other considerations: (1) the management fee of the Portfolio is competitive with that of its Selected Peer Group; (2) the expense ratio for the Portfolio is competitive with that of its Selected Peer Group; (3) the Portfolio's performance has been reasonable; and (4) Management is taking action to address concerns regarding investment duplicities between Salomon Brothers Asset Management's large-cap blend funds.

            Management addressed those concerns by recommending the engagement of Davis as the Portfolio's sub-adviser effective October 31, 2005. At the meeting held on July 21, 2005, in reaching a decision to engage Davis as the Portfolio's sub-adviser, the Board, including a majority of the Non-Interested Directors, considered the performance of the Davis New York Venture Fund ("Davis Fund"), which is managed in the same investment style as that being proposed for the

            Portfolio, for the year-to-date, one-year, three-year and five-year periods. In addition, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) the process employed by Davis in managing a large-capitalization ("large-cap") fund and the consistency of Davis' process over time;
            (2) the Adviser's view of the reputation of Davis; (3) Davis' experience and skill in managing large-cap funds; (4) the nature and quality of the services to be provided by Davis under the proposed Sub-Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Davis, including its management team's expertise in the management of the Davis Fund, and its fit among the stable of managers in the ING Funds line-up; (6) the fairness of the compensation under the proposed Sub-Advisory Agreement in light of the services to be provided; (7) the costs for the services to be provided by Davis, including that Davis would charge a fee with breakpoints that is the same as that charged by Salomon, but that because the Portfolio's assets will no longer be aggregated with those of other Salomon sub-advised Funds the sub-advisory fees payable by the Adviser would increase, with no effect on the management fee payable by the Portfolio; (8) Davis' operations and compliance program, and its policies and procedures intended to assure compliance with the federal securities laws, which had been reviewed and evaluated by the Chief Compliance Officer to the Funds;
            (9) Davis' financial condition; (10) the appropriateness of the selection of Davis and the employment of the new investment strategy in light of the Portfolio's investment objective and its current and prospective investor base; and (11) Davis' Code of Ethics and related procedures for complying therewith. The Board also considered the management fee to be retained by the Adviser for its oversight and monitoring services that will be provided to the Portfolio.

            During the course of its deliberations as to whether to approve Davis as the Sub-Adviser to the Portfolio based on the factors and considerations discussed above (provided that individual Board members may have given different weight to different factors), the Board reached the following conclusions regarding Davis and the proposed Sub-Advisory Agreement, among others: (1) Davis is qualified to manage the Portfolio's assets in accordance with the investment objective and the investment strategy; (2) the new investment strategy is appropriate for pursuing long-term growth of capital and is consistent with the interests of current and prospective investors of the Portfolio; (3) based on its knowledge of Davis, Davis has sufficient financial resources available to it to fulfill its commitments to the Portfolio under the proposed Sub-Advisory Agreement; (4) based upon the complexity and quality of the investment management services to be provided to the Portfolio, and in view of industry averages for similar funds, the compensation to be paid by the Adviser under the proposed Sub-Advisory Agreement is reasonable in relation to the services to be provided by Davis;
            (5) Davis maintains an appropriate compliance program and compliance procedures reasonably designed to assure compliance with the federal securities laws, with this conclusion based upon representations from the Funds' Chief Compliance Officer; and (8) while no economies of scale benefits would benefit Portfolio shareholders from the breakpoints in Davis' sub-advisory fee, those fees would be higher than the break-pointed fee schedule in place for Salomon Brothers, and this increase would be borne solely by the Adviser. The Board also considered the amount that would be retained by the Adviser under the proposed Sub-

            Advisory Agreement and concluded that this amount is reasonable in light of the services provided by the Adviser.

      2. The section entitled "Portfolio Manager Ownership of Securities" relating to the Portfolio on page 112 will be deleted in its entirety and replaced with the following:

         ING DAVIS VENTURE VALUE PORTFOLIO

         OTHER MANAGED ACCOUNTS

            The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of September 30, 2005:

                        REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                              COMPANIES                      VEHICLES                     OTHER ACCTS
                       ---------------------------------------------------------------------------------------
                       NUMBER OF                     NUMBER OF                      NUMBER OF
 PORTFOLIO MANAGER     ACCOUNTS    TOTAL ASSETS      ACCOUNTS    TOTAL ASSETS       ACCOUNTS*    TOTAL ASSETS
--------------------------------------------------------------------------------------------------------------
Christopher C. Davis     22        $53.1 billion        9        $883 million        30,000      $10.8 billion
Kenneth C. Feinberg      22        $53.1 billion        9        $883 million        30,000      $10.8 billion

*None of the accounts managed are subject to performance fees.

         POTENTIAL CONFLICTS OF INTEREST

            Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

            - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment model that is used in connection with the management of the portfolios.

            - If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis has adopted procedures for allocating portfolio transactions across multiple accounts.

            - With respect to securities transactions for the portfolios, Davis determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis may place separate, non-simultaneous, transactions for a portfolio and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or other account.

            - Finally, substantial investments by Davis may lead to conflicts of interest. To mitigate these potential conflicts of interest Davis has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis does not receive an incentive based fee on any account.

         COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

            Kenneth Feinberg's compensation as a Davis employee consists of (i) a base salary; (ii) an annual bonus equal to a percentage of growth in Davis' profits; (iii) awards of equity ("Units") in Davis including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis purchases shares in selected funds managed by Davis. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the Standard and Poor's 500 Composite Stock Index, and versus peer groups as defined by Morningstar or Lipper. Christopher Davis' annual compensation as an employee and general partner of Davis consists of a base salary. Davis' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

         PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

            The following table shows the dollar range of shares of the Portfolio owned by the portfolio managers as of September 30, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

         PORTFOLIO MANAGER         DOLLAR RANGE OF PORTFOLIO SHARES OWNED
         -----------------         --------------------------------------
         Christopher C. Davis                     None
         Kenneth C. Feinberg                      None

      3. Effective October 31, 2005, the advisory fee for the Portfolio is reduced. The information relating to the Portfolio in the table under the section entitled "Investment Advisory and Other Services - Approval of Investment Advisory and Sub-Advisory Agreements" on page 81 will be deleted in its entirety and replaced with the following:

               PORTFOLIO                              ANNUAL ADVISORY FEE
      --------------------------------------------------------------------------
      ING Davis Venture Value                  0.80% of average daily net assets

      4. Effective October 31, 2005, the information relating to the Portfolio in footnote (6) of the table pertaining to Sub-Adviser monthly fees on page 84 will be deleted.

      5. Effective October 31, 2005, the administrative fee for the Portfolio is reduced. The information relating to the Portfolio in the table under the section entitled "Investment Advisory and Other
         Services - The Administrative Services Agreement" on page 125 will be amended as follows. The reference to "Fee received by IFS (in dollars)" as of December 31, 2004, remains unchanged.

                                 FEE (AS A PERCENTAGE OF     FEE RECEIVED BY IFS
               PORTFOLIO          AVERAGE NET ASSETS)           (IN DOLLARS)
      --------------------------------------------------------------------------
      ING Davis Venture Value            0.10%                    $130,728


             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE